GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Goodwill
Beginning balance, Gross carrying value	¥ 6,496,003	¥ 6,478,838
Addition, Gross carrying value		37,628
Disposal, Gross carrying value	(23,541)	(20,463)
Ending balance, Gross carrying value	6,472,462	6,496,003	¥ 6,478,838
Beginning balance, Accumulated impairment	(1,718,583)	(1,622,031)
Impairment	¥ (116,332)	¥ (98,196)
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]	Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment
Disposal, Accumulated impairment	¥ 22,813	¥ 1,644
Ending balance, Accumulated impairment	(1,812,102)	(1,718,583)	(1,622,031)
Net carrying value	4,660,360	4,777,420	4,856,807	$ 666,423
Existing home transaction services
Goodwill
Beginning balance, Gross carrying value	1,580,926	1,563,761
Addition, Gross carrying value		37,628
Disposal, Gross carrying value	(23,541)	(20,463)
Ending balance, Gross carrying value	1,557,385	1,580,926	1,563,761
Beginning balance, Accumulated impairment	(1,075,829)	(1,008,553)
Impairment	(31,808)	(68,920)
Disposal, Accumulated impairment	22,813	1,644
Ending balance, Accumulated impairment	(1,084,824)	(1,075,829)	(1,008,553)
Net carrying value	472,561	505,097	555,208
New home transaction services
Goodwill
Beginning balance, Gross carrying value	1,691,080	1,691,080
Addition, Gross carrying value		0
Disposal, Gross carrying value	0	0
Ending balance, Gross carrying value	1,691,080	1,691,080	1,691,080
Beginning balance, Accumulated impairment	(626,562)	(597,286)
Impairment	(84,524)	(29,276)
Disposal, Accumulated impairment	0	0
Ending balance, Accumulated impairment	(711,086)	(626,562)	(597,286)
Net carrying value	979,994	1,064,518	1,093,794
Home renovation and furnishing
Goodwill
Beginning balance, Gross carrying value	3,223,997	3,223,997
Addition, Gross carrying value		0
Disposal, Gross carrying value	0	0
Ending balance, Gross carrying value	3,223,997	3,223,997	3,223,997
Beginning balance, Accumulated impairment	(16,192)	(16,192)
Impairment	0	0
Disposal, Accumulated impairment	0	0
Ending balance, Accumulated impairment	(16,192)	(16,192)	(16,192)
Net carrying value	¥ 3,207,805	¥ 3,207,805	¥ 3,207,805